Note 8 - Other Assets (Details) - Components of Other Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Components of Other Assets [Abstract]
Equity method investments	$ 4,946	$ 5,455
Financing fees, net of accumulated amortization of $3,329 (December 31, 2012 - $5,359)	1,731	3,199
Other	5,579	5,318
	$ 12,256	$ 13,972